Additional Paid-In-Capital	12 Months Ended
Mar. 31, 2020
QDM Holdings Limited [Member]
Additional Paid-In-Capital

8. Additional Paid-In-Capital

Additional paid-in capital represents the original share capital of YeeTah. As a result of the reorganization, the portion of YeeTah’s original share capital that exceeded its par value based on the Group’s US$1.00 per share was reclassified into additional paid-in-capital. During the year ended March 31, 2019, 415,000 shares were issued for 415,000 Hong Kong dollar (US$53,205) for YeeTah. The amount has not been paid up yet as of March 31, 2019 and therefore was recorded under “Subscription receivable”. No additional shares were issued during the year ended March 31, 2020.